U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.  Name and address of issuer:     Allianz Life Variable Account A
                                    5701 Golden Hills Dr.
                                    Minneapolis, MN 55416-1297

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2.  Name of each series or class of securities for which this Form is filed(If the Form is being filed for all classes of securities of the issuer, check the box but to not list series or classes): [ ]

    Allianz Life Variable Account A

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3.  Investment Company Act File Number:   811-4965

    Securities Act File Number:     33-15464, 33-11158, and 333-60206

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4(a)Last day of fiscal year for which this notice is filed:

    December 31, 2003

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4(b)[ ]   Check box if this  notice is being filed late(i.e. more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

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4(c)[ ]   Check box if this is the last time the issuer will be filing this form.

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5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                  $   4,373,283
                                                                --------------

   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:  $   3,375,292
                                             --------------

  (iii) Aggregate price of shares redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:                   $     68,742
                                             --------------

   (iv) Total available redemption credits {add items 5(ii)
        and (5iii)}:                                         - $    3,444,034
                                                               ---------------

    (v) Net sales - if Item 5(i) is greater than Item 5(iv)
        {subtract Item 5(iv) from Item 5(i)}                   $      929,249
                                                               ---------------

   (vi) Redemption credits available for use in future years   $          (0)
        - if Item 5(i) is less than Item 5(iv) {subtract Item --------------- 5(iv) from Item 5(i)}:

  (vii) Mulitplier for determining registration fee (See
        Instruction C.9):                                      X      .0001267
                                                               ---------------
 (viii) Registration fee due {multiply Item 5(v) by Item
        5(vii)} (enter "0" if no fee is due):                = $        117.74
                                                               ===============

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6.  Prepaid Shares

    If the response Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____-0-____ If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____-0-_______

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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                             +  $           0
                                                                --------------

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8.  Total of the amount of the registration fee due plus any interest due {line 5(viii) plus line 7}:
                                                             =  $      117.74
                                                                ==============
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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:  No fee required

                Method of Delivery:
                                [X] Wire Transfer

                                [ ] Mail or other means
Note: The filing fee has been paid with the Form 24F-2 filed for file number 333-60206.
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
 ---------------------------------------------
                         Gary Sonnenburg,
                         USAllianz Variable Products
                         Financial Operations Manager
                         ---------------------------------------------

Date     March 26, 2004
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